SUMMARY OF MATERIAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIES
Basis of preparation
These unaudited condensed consolidated interim financial statements as of and for the three and six months ended June 30, 2024 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) as of January 1, 2024.
The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2023. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
The unaudited condensed consolidated interim financial statements are presented in millions of U.S. dollars (“$” or “USD”). Effective February 1, 2024, management determined that Amer Sports, Inc.’s functional currency changed from euro (“EUR”) to USD, which has been accounted for on a prospective basis. The change in functional currency was driven by the capital structure change of Amer Sports, Inc., due to the IPO, debt refinancing, and related transaction expenses incurred, which were primarily denominated in U.S. dollars. Future equity issuances and cash flows of the Company will be in USD.
The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for the revaluation of financial instruments that are measured at revalued amounts or fair values at the end of each reporting period as well as derivative financial instruments at fair value. The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.

New and amended standards and interpretations

The Group has applied the following new and revised standards, amendments and interpretations that are required to be applied as of January 1, 2024:
•IAS 1 (amendment): Classification of Liabilities as Current or Non-current, Non-current liabilities with Covenants - no material impact
•IFRS 16 (amendment): Lease liability in a Sale and Leaseback - no material impact
•IAS 7 and IFRS 7 (amendment): Supplier finance arrangements - no material impact
Significant accounting judgments, estimates, and assumptions
When preparing the unaudited condensed consolidated interim financial statements, the Group’s management makes judgments and estimates influencing the content of the unaudited condensed interim financial statements and it must exercise its judgment regarding the application of accounting policies. Management continuously evaluates the judgments and estimates it uses.
The significant judgments made and the estimates used by management have been applied in the same manner as reported in the consolidated financial statements for the year ended December 31, 2023.